Segment Results and Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment Reporting Information [Line Items]
Corporate expenditure	$ 20.7	$ 25.9	$ 47.5	$ 35.5
Environmental rehabilitation	10.9	24.9	19.3	13.9
Employee termination costs	$ 35.3	$ 32.8	$ 10.2	$ 21.0